Segment Information (Details)	4 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM views Holdco’s operations and manages expenses incurred on a consolidated basis. Accordingly, Holdco has a single reporting segment. The CODM assesses performance of the reportable segment and decides how to allocate resources based on net loss that also is reported on the consolidated statement of operations as net loss.
Reportable segment	1